Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Noncancellable operating leases future minimum lease payments
2012	$ 20
2013	18
2014	15
2015	9
2016	4
Total	$ 66